                                   UAM Funds

                                   Annual Report




     ---------------------------
          ICM Small Company
              Portfolio
--------------------------------------------------------------------------------
                                       October 31, 1998







                                                  [LOGO OF UAM APPEARS HERE]

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Performance Comparison......................................................   4
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................  11
Statement of Operations.....................................................  12
Statement of Changes in Net Assets..........................................  13
Financial Highlights........................................................  14
Notes to Financial Statements...............................................  15
Report of Independent Accountants...........................................  20

--------------------------------------------------------------------------------

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

Dear Shareholder:

In our letter to shareholders in the Portfolio's semi-annual report dated April 30, 1998, we suggested "that a correction of some significance might occur in the months ahead or that stock prices will simply level off and drift somewhat lower as earnings expectations are reduced." It turns out we were correct on both predictions. Unfortunately, small cap stocks (the Russell 200 Index) experienced the significant correction while large cap stocks (the S&P 500 Index) declined only slightly.

                                                  TOTAL RETURNS
                                  ----------------------------------------------
                                  1ST FISCAL HALF 2ND FISCAL HALF  FISCAL YEAR
                                  --------------- --------------- --------------
                                  NOV. 1, 1997 -   MAY 1, 1998 -  NOV. 1, 1997 -
                                  APRIL 30, 1998   OCT. 31, 1998  OCT. 31, 1998
                                  --------------- --------------- --------------
ICM SMALL COMPANY PORTFOLIO......      12.36%         (15.49)%         (5.04)%
Russell 2000 Index ..............      11.88%         (21.20)%        (11.84)%
S&P 500 Index....................      22.49%          (0.41)%         22.01%

-------------------------------------------------------------------------------

                           TOTAL RETURNS FOR FIVE FISCAL YEARS ENDED OCTOBER 31
                         --------------------------------------------------------
                                                                    5 YEARS
                                                               ------------------
                                                                          AVERAGE
                          1994    1995   1996   1997    1998   CUMULATIVE ANNUAL
                         ------- ------ ------ ------ -------- ---------- -------
ICM SMALL COMPANY
  PORTFOLIO.............   4.59% 17.73% 15.62% 43.28%  (5.04)%   93.68%   14.14%
Russell 2000 Index...... (0.30)% 18.35% 16.61% 29.33% (11.84)%   56.83%    9.42%
S&P 500 Index...........   3.86% 26.41% 24.08% 32.10%   22.01%  162.66%   21.30%

-------------------------------------------------------------------------------

                  PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------
  1 YEAR                           5 YEAR                                              4/19/89*
END 9/30/98                      END 9/30/98                                         THRU 9/30/98
-----------                      -----------                                         ------------
  (8.73)%                          13.78%                                               16.23%

The five year period ended October 31, 1998 has been quite disappointing for small cap investors. The Russell 2000 Index has significantly underperformed the S&P 500 Index, with the last twelve months representing the coup de grace for the small cap sector. While the ICM Small Company Portfolio has outperformed the Russell 2000 Index by a fairly wide margin, the performance of the S&P 500 Index has once again brought into question the theory that small cap stocks outperform large cap stocks over the long term.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


We believe that the wide disparity of returns between large and small cap stocks has set the stage for a period of outperformance by small cap stocks. The small cap sector appears to be as undervalued relative to large cap stocks as in any period since the bottom of the 1974 bear market. The rally experienced off the lows in early October and continuing into the start of the new fiscal year has been led by the small cap sector.

We have experienced these short bursts of outperformance by small cap stocks several times over the last five years. However, these periods of outperformance have been short lived and it is far too early to say that this time will be different. The rally off the October lows has been so powerful and the change in investor sentiment has been so drastic that we are once again concerned about overall equity valuations and the potential negative impact that continued slow earnings growth could have on the overall market. While the rapid fire interest rate cuts by the Federal Reserve have alleviated the near panic conditions that surfaced in September, the fact remains that the economic landscape is still shrouded in a fairly thick fog. Large cap stocks are valued as if the fog has lifted and nothing but bright skies lie ahead. In fact, the level of speculative trading activity, especially in Internet stocks, has become as frenzied as it was last spring.

In last year's letter we suggested that the returns from stocks would be "hard pressed to exceed the long term average return of about 12%." If you average the (11.84)% return for the Russell 2000 Index with 22.01% return for the S&P 500 Index our forecast would have been on the mark. If the U.S. economy experiences modest growth in the year ahead and the Japanese, Chinese and Brazilian economies do not deteriorate further, the U.S. equity market ought to experience modest positive returns. Hopefully, the small cap sector can maintain its recent momentum and outperform the big cap sector for the first time in a while.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


A significant factor in the Portfolio's superior returns relative to the Russell 2000 Index is our continued adherence to our value disciplines. Small cap value stocks have outperformed small cap growth stocks over much of the last five years. We remain firmly committed to this value discipline and, in fact, we closed the Portfolio to new investors on June 30, 1998 so that we would not be forced to alter our approach because of too much money under management. The Portfolio's statistical profile as of October 31, 1998 is as follows:

Largest Market Capitalization................................... $2,281 million
Smallest Market Capitalization.................................. $    5 million
Weighted Average Market Capitalization.......................... $  636 million
Median Market Capitalization.................................... $  345 million
Weighted Average Price to Earnings Ratio (1998 Est.)............           13.2x
Weighted Average Price to Book Value............................            2.2x
Weighted Average Est. Return on Equity..........................           14.9%

Respectfully submitted,

/s/ ROBERT D. MCDORMAN, JR.

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, Inc.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since the portfolio is actively managed, its holdings are subject to change.

                      DEFINITION OF THE COMPARATIVE INDEX

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 financial, 40 utilities and 20 transportation stocks.

Comparisons of performance assumes reinvestment of dividends.

UAM FUND                                             ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------
       COMPARISON OF THE CHANGE IN VALUE OF A $5,000,000 PURCHASE IN THE
            ICM SMALL COMPANY PORTFOLIO AND THE RUSSELL 2000 INDEX.

-----------------------------------
    AVERAGE ANNUAL TOTAL RETURN
 FOR PERIOD ENDED OCTOBER 31, 1998
-----------------------------------
1 YEAR    5 YEARS    SINCE 4/19/89*
-----------------------------------
(5.04)%    14.14%        16.33%
-----------------------------------
                           [LINE GRAPH APPEARS HERE]


  DATE          ICM SMALL COMPANY PORTFOLIO+             RUSSELL 2000 INDEX+
  ----          ----------------------------             -------------------
4/19/89*++              5,000,000                             5,000,000
10/31/89                4,993,500                             5,118,000
10/31/90                4,006,285                             3,721,298
10/31/91                6,521,831                             5,902,350
10/31/92                8,084,462                             6,461,893
10/31/93               10,930,193                             8,555,547
10/31/94               11,431,889                             8,529,880
10/31/95               13,458,763                            10,095,113
10/31/96               15,561,022                            11,771,911
10/31/97               22,295,832                            15,224,612
10/31/98               21,171,120                            13,422,018


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate. When shares are redeemed, they may be worth more or less than the original cost.

* Commencement of Operations
+ The comparative index is not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Portfolio's performance. The fees, if reflected, would reduce the performance quoted. The Portfolio's performance assumes the reinvestment of all dividends and distributions. The comparative index has been adjusted to reflect reinvestment of dividends on securities in the index.
++ For comparative purposes, the value of the Russell 2000 Index on 4/30/89 is used as the beginning value on 4/19/89.

                      DEFINITION OF THE COMPARATIVE INDEX

The Russell 2000 index is an unmanaged index composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly traded companies.

Please note that one cannot invest in an unmanaged index.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

 PORTFOLIO OF INVESTMENTS
 COMMON STOCKS - 83.4%
                                                         SHARES       VALUE+
                                                       ----------- ------------
 AUTOMOTIVE - 1.3%
  Donnelly Corp.......................................     161,750 $  2,244,281
  *Dorsey Trailers, Inc...............................     200,000      175,000
  Excel Industries, Inc...............................     125,000    1,773,438
  *Starcraft Corp.....................................      90,000      146,250
  *Strattec Security Corp.............................     150,000    3,750,000
                                                                   ------------
                                                                      8,088,969
                                                                   ------------
 CAPITAL EQUIPMENT - 7.3%
  AGCO Corp...........................................     200,000    1,900,000
  Applied Power, Inc., Class A........................     120,000    3,307,500
  *Astec Industries, Inc..............................     130,000    6,630,000
  *Avondale Industries, Inc...........................     306,100    7,958,600
  *BE Aerospace, Inc..................................      85,000    1,827,500
  CMI Corp., Class A..................................     437,200    3,360,975
  *Gradall Industries, Inc............................     300,000    4,237,500
  Kennametal, Inc.....................................     100,000    2,075,000
  Owosso Corp.........................................      51,500      257,500
  Scotsman Industries, Inc............................     150,000    3,065,625
  Varlen Corp.........................................     255,000    7,618,125
  Woodhead Industries, Inc............................     225,000    2,671,875
                                                                   ------------
                                                                     44,910,200
                                                                   ------------
 CHEMICALS - 3.8%
  *Applied Extrusion Technologies, Inc................     200,000    1,650,000
  Dexter Corp.........................................     150,000    4,387,500
  Furon Co............................................     325,000    5,159,375
  Georgia Gulf Corp...................................     250,000    4,265,625
  Quaker Chemical Corp................................     200,000    2,825,000
  Wynn's International, Inc...........................     284,512    5,352,382
                                                                   ------------
                                                                     23,639,882
                                                                   ------------
 CONSTRUCTION - 12.9%
  Centex Construction Products, Inc...................     150,000    5,043,750
  Centex Corp.........................................     100,000    3,350,000
  Granite Construction, Inc...........................     375,000   12,492,187
  *Griffon Corp.......................................     650,000    6,378,125
  Juno Lighting, Inc..................................     295,000    7,006,250
  Martin Marietta Materials, Inc......................     150,000    7,359,375
  MDC Holdings, Inc...................................     500,000    8,781,250
  *NVR, Inc...........................................      75,000    2,550,000

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
                                                          SHARES       VALUE+
                                                        ----------- ------------
 CONSTRUCTION - CONTINUED
  Ryland Group, Inc....................................     100,000 $  2,487,500
  Southdown, Inc.......................................     253,768   13,814,496
  Texas Industries, Inc................................     140,000    4,138,750
  *U.S. Home Corp......................................     200,000    6,325,000
                                                                    ------------
                                                                      79,726,683
                                                                    ------------
 CONSUMER DURABLES - 3.0%
  Aaron Rents, Inc.....................................     316,400    4,666,900
  Bush Industries, Inc., Class A.......................     150,000    2,446,875
  *Cannondale Corp.....................................     225,000    2,446,875
  *Global Motorsport Group, Inc........................      62,500    1,085,938
  *Stanley Furniture Co., Inc..........................     175,000    3,281,250
  Toro Co..............................................     200,000    4,425,000
                                                                    ------------
                                                                      18,352,838
                                                                    ------------
 CONSUMER NON-DURABLES - 1.4%
  *CSS Industries, Inc.................................     225,000    6,046,875
  *Sylvan, Inc.........................................     200,000    2,587,500
                                                                    ------------
                                                                       8,634,375
                                                                    ------------
 ENERGY - 3.5%
  *Belco Oil & Gas Corp................................     250,000    1,484,375
  *Clayton Williams Energy, Inc........................     200,500    1,754,375
  *Meridian Resource Corp..............................     300,000    1,256,250
  *Newpark Resources, Inc..............................     300,000    2,831,250
  *Oceaneering International, Inc......................     200,000    2,875,000
  *Offshore Logistics, Inc.............................     100,000    1,493,750
  Penn Virginia Corp...................................     175,000    3,784,375
  *Seitel, Inc.........................................      91,300    1,209,725
  Trigen Energy Corp...................................     200,000    2,912,500
  *Tuboscope, Inc......................................     150,000    1,856,250
                                                                    ------------
                                                                      21,457,850
                                                                    ------------
 ENTERTAINMENT & LEISURE - 0.2%
  *Ascent Entertainment Group, Inc.....................     150,000    1,021,875
                                                                    ------------
 FINANCIAL SERVICES - 0.1%
  *Long Beach Financial Corp...........................     106,000      755,250
  Omega Worldwide, Inc.................................      16,577       58,020
                                                                    ------------
                                                                         813,270
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
                                                          SHARES       VALUE+
                                                        ----------- ------------
 HEALTH CARE - 3.9%
  *Bio Rad Labs, Class A...............................     175,000 $  3,860,937
  Intergrated Health Services, Inc.....................     217,500    3,520,781
  *Lunar Corp..........................................     119,800    1,257,900
  *Marquette Medical Systems...........................     175,000    7,798,438
  *Sierra Health Services, Inc.........................     262,500    6,119,531
  *Spacelabs Medical, Inc..............................     100,000    1,437,500
                                                                    ------------
                                                                      23,995,087
                                                                    ------------
 INSURANCE - 5.1%
  *ACMAT Corp..........................................     100,000    1,500,000
  CMAC Investment Corp.................................      53,400    2,236,125
  Capital Re Corp......................................     136,400    2,497,825
  LandAmerica Financial Group, Inc.....................     118,000    6,128,625
  Life RE Corp.........................................      85,000    7,931,562
  Medical Assurance, Inc...............................      74,325    2,006,775
  PXRE Corp............................................     160,000    4,060,000
  Trenwick Group, Inc..................................     163,400    5,228,800
                                                                    ------------
                                                                      31,589,712
                                                                    ------------
 MANUFACTURING - 2.0%
  Clarcor, Inc.........................................      83,250    1,404,844
  Essef Corp...........................................     169,400    2,636,287
  *Holophane Corp......................................     125,000    2,664,063
  Hunt Corp............................................     250,000    3,468,750
  *Northwest Pipe Co...................................     150,000    2,493,750
                                                                    ------------
                                                                      12,667,694
                                                                    ------------
 METALS - 1.6%
  Carpenter Technology Corp............................     100,000    3,506,250
  Intermet Corp........................................     175,000    2,723,437
  Quanex Corp..........................................     200,000    3,375,000
  *Steel of West Virginia, Inc.........................      88,300      474,613
                                                                    ------------
                                                                      10,079,300
                                                                    ------------
 PAPER & PACKAGING - 2.7%
  *ACX Technologies, Inc...............................     349,400    5,022,625
  American Business Products, Inc......................     220,900    4,100,456
  *Fibermark, Inc......................................     300,000    4,275,000
  Rayonier, Inc........................................      80,000    3,135,000
                                                                    ------------
                                                                      16,533,081
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
                                                          SHARES       VALUE+
                                                        ----------- ------------
 REAL ESTATE INVESTMENT TRUSTS - 9.9%
  CBL & Associates Properties, Inc.....................     200,000 $  5,212,500
  CCA Prison Realty Trust..............................     150,000    3,525,000
  Camden Property Trust................................     100,000    2,687,500
  Equity One, Inc......................................     225,000    2,053,125
  First Industrial Realty Trust, Inc...................     100,000    2,562,500
  Gables Residential Trust.............................      75,000    1,973,437
  Healthcare Realty Trust, Inc.........................     100,000    2,343,750
  *Horizon Group Properties, Inc.......................      15,000       52,500
  LaSalle Hotel Properties.............................     150,000    1,743,750
  Liberty Property Trust...............................     200,000    4,600,000
  Mack-Cali Realty Corp................................      80,000    2,370,000
  Meridian Industrial Trust, Inc.......................     127,600    2,807,200
  Mid-Atlantic Realty Trust............................     300,000    3,825,000
  Mills Corp...........................................     150,000    3,253,125
  Omega Healthcare Investors, Inc......................      76,500    2,371,500
  Prime Retail, Inc....................................     325,000    3,148,438
  Reckson Associates Realty Corp.......................     150,000    3,403,125
  Shurgard Storage Centers, Inc........................     175,000    4,714,062
  Tanger Factory Outlet Centers, Inc...................      50,000    1,096,875
  Town & Country Trust.................................     100,500    1,513,781
  United Dominion Realty Trust, Inc....................     275,000    3,059,375
  Weeks Corp...........................................     100,000    2,906,250
                                                                    ------------
                                                                      61,222,793
                                                                    ------------
 RETAIL - 5.0%
  *Bon-Ton Stores, Inc.................................     150,000      984,375
   Burlington Coat Factory Warehouse Corp..............     200,000    3,000,000
  *Finlay Enterprises, Inc.............................     250,000    1,750,000
  *Lechters, Inc.......................................     225,000      731,250
  *Rex Stores Corp.....................................     300,000    3,300,000
  Ruddick Corp.........................................     225,000    4,373,438
  *Saks, Inc...........................................     264,075    6,007,706
  *Shopko Stores, Inc..................................     350,000   10,959,375
                                                                    ------------
                                                                      31,106,144
                                                                    ------------
 SERVICES - 1.9%
  Bowne & Co., Inc.....................................     350,000    4,703,125
  *FTI Consulting, Inc.................................     270,000    1,088,438
  *Guest Supply, Inc...................................     260,000    2,551,250
  *JLK Direct Distribution, Inc., Class A..............     100,000    1,156,250

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
                                                          SHARES       VALUE+
                                                        ----------- ------------
 SERVICES - CONTINUED
  *Sykes Enterprises, Inc..............................     105,000 $  2,047,500
  *Unitel Video, Inc...................................     120,000      330,000
                                                                    ------------
                                                                      11,876,563
                                                                    ------------
 TECHNOLOGY - 9.6%
  AMETEK, Inc..........................................     250,000    5,296,875
  *BancTec, Inc........................................     325,000    4,021,875
  Belden, Inc..........................................     150,000    2,184,375
  Bell & Howell Co.....................................     300,000    7,950,000
  C&D Technologies, Inc................................     250,000    6,093,750
  *DII Group, Inc......................................     180,000    2,643,750
  *General Scanning, Inc...............................     203,700    1,120,350
  *Lumen Technologies, Inc.............................     403,301    3,024,758
  *Marshall Industries.................................     150,000    4,312,500
  Methode Electronics, Inc., Class A...................     300,000    4,612,500
  *Microsemi Corp......................................     200,000    1,975,000
  National Computer Systems, Inc.......................     300,000    8,400,000
  Pioneer Standard Electronics.........................     325,000    2,904,687
  Quixote Corp.........................................     202,000    2,348,250
  *SPACEHAB, Inc.......................................     300,000    2,512,500
                                                                    ------------
                                                                      59,401,170
                                                                    ------------
 TEXTILES & APPAREL - 1.7%
  *Galey & Lord, Inc...................................     400,000    5,450,000
  Guilford Mills, Inc..................................     195,000    2,437,500
  Springs Industries, Inc., Class A....................      27,000      955,125
  *Tropical Sportswear International Corp..............      75,000    1,500,000
                                                                    ------------
                                                                      10,342,625
                                                                    ------------
 TRANSPORTATION - 3.4%
  ASA Holdings, Inc....................................     140,000    5,005,000
  *Aramex International Ltd............................     150,000    1,218,750
  Comair Holdings, Inc.................................     195,000    6,410,625
  Rollins Truck Leasing Corp...........................     410,000    4,766,250
  USFreightways Corp...................................     150,000    3,750,000
                                                                    ------------
                                                                      21,150,625
                                                                    ------------
 UTILITIES - 3.1%
  CMS Energy Corp., Class G............................     125,000    3,062,500
  Comsat Corp..........................................     165,000    6,507,188

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
                                                    OCTOBER 31, 1998
-------------------------------------------------------------------------------

 COMMON STOCKS - CONTINUED
                                                         SHARES       VALUE+
                                                       ----------- ------------
 UTILITIES - CONTINUED
  Equitable Resources, Inc............................     150,000 $  4,171,875
  NUI Corp............................................     100,000    2,343,750
  Public Service Company of North Carolina, Inc.......     150,000    3,309,375
                                                                   ------------
                                                                     19,394,688
                                                                   ------------
  TOTAL COMMON STOCKS (Cost $440,344,681).........................  516,005,424
                                                                   ------------
 PREFERRED STOCKS - 0.2%
 ENERGY - 0.2%
  Belco Oil & Gas Corp. 6.50%, 12/31/49 (Cost
   $2,518,992)........................................     100,000    1,500,000
                                                                   ------------

 CONVERTIBLE BOND - 0.4%

                                                       FACE AMOUNT
                                                       -----------
 TECHNOLOGY - 0.4%
  SPACEHAB, Inc. 8.00%, 10/15/07 (Cost $2,608,312).... $ 2,700,000    2,173,500
                                                                   ------------

 SHORT TERM INVESTMENTS - 15.3%
 REPURCHASE AGREEMENT - 15.3%
  Chase Securities, Inc. 4.90%, dated 10/30/98, due
   11/2/98, to be repurchased at $94,625,623,
   collateralized by $91,023,465 of various U.S.
   Treasury Notes, 5.375%-6.875%, due 5/31/99-2/15/04,
   valued at $94,588,267 (Cost $94,587,000)...........  94,587,000   94,587,000
                                                                   ------------
  TOTAL INVESTMENTS - 99.3% (Cost $540,058,985) (a)...............  614,265,924
                                                                   ------------
  OTHER ASSETS AND LIABILITIES (NET) - 0.7%.......................    4,324,287
                                                                   ------------
  NET ASSETS - 100%............................................... $618,590,211
                                                                   ============

  +   See Note A to Financial Statements.
  *   Non-Income Producing Security
 (a) The cost for federal income tax purposes was $540,058,985. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $74,206,939. This consisted of aggregate gross unrealized appreciation for all securities of $131,238,833 and aggregate gross unrealized depreciation for all securities of $57,031,894.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     OCTOBER 31, 1998
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 ASSETS
 Investments, at Cost............................................ $540,058,985
                                                                  ============
 Investments, at Value (Including a Repurchase Agreement of
  $94,587,000)................................................... $614,265,924
 Cash............................................................          929
 Receivable for Portfolio Shares Sold............................    4,807,533
 Dividends Receivable............................................      369,855
 Interest Receivable.............................................       35,349
 Receivable for Investments Sold.................................       24,999
 Other Assets....................................................       13,201
                                                                  ------------
  Total Assets...................................................  619,517,790
                                                                  ------------
 LIABILITIES
 Payable for Investments Purchased...............................      352,126
 Payable for Portfolio Shares Redeemed...........................       41,202
 Payable for Investment Advisory Fees -- Note B..................      337,352
 Payable for Administrative Fees -- Note C.......................       89,101
 Payable for Custodian Fees -- Note D............................       11,750
 Payable for Account Services Fees -- Note F.....................        2,842
 Payable for Directors' Fees -- Note G...........................        1,935
 Other Liabilities...............................................       91,271
                                                                  ------------
  Total Liabilities..............................................      927,579
                                                                  ------------
 NET ASSETS...................................................... $618,590,211
                                                                  ============
 NET ASSETS CONSIST OF:
 Paid in Capital................................................. $506,744,580
 Undistributed Net Investment Income.............................    1,001,434
 Accumulated Net Realized Gain...................................   36,637,258
 Unrealized Appreciation.........................................   74,206,939
                                                                  ------------
 NET ASSETS...................................................... $618,590,211
                                                                  ============
 INSTITUTIONAL CLASS SHARES
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  50,000,000)....................................................   25,405,295
 NET ASSET VALUE, Offering and Redemption Price Per Share........       $24.35
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
                                                     YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 INVESTMENT INCOME
 Dividends....................................................... $  7,192,164
 Interest........................................................    4,734,212
                                                                  ------------
  Total Income...................................................   11,926,376
                                                                  ------------
 EXPENSES
 Investment Advisory Fees -- Note B..............................    4,163,155
 Administrative Fees -- Note C...................................      801,694
 Shareholder Servicing Fees......................................       69,775
 Custodian Fees -- Note D........................................       55,037
 Registration and Filing Fees....................................       43,103
 Legal Fees......................................................       35,905
 Printing Fees...................................................       20,844
 Account Services Fees -- Note F.................................       16,345
 Audit Fees......................................................       16,041
 Directors' Fees -- Note G.......................................        9,227
 Other Expenses..................................................       55,084
                                                                  ------------
  Net Expenses Before Expense Offset.............................    5,286,210
 Expense Offset -- Note A........................................      (15,898)
                                                                  ------------
  Net Expenses After Expense Offset..............................    5,270,312
                                                                  ------------
 NET INVESTMENT INCOME...........................................    6,656,064
                                                                  ------------
 NET REALIZED GAIN ON INVESTMENTS................................   36,617,351
 NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON
  INVESTMENTS....................................................  (83,034,388)
                                                                  ------------
 NET LOSS ON INVESTMENTS.........................................  (46,417,037)
                                                                  ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............ $(39,760,973)
                                                                  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------


 STATEMENT OF CHANGES IN NET ASSETS
                                                      YEAR ENDED    YEAR ENDED
                                                     OCTOBER 31,   OCTOBER 31,
                                                         1998          1997
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net Investment Income............................  $  6,656,064  $  3,963,764
  Net Realized Gain................................    36,617,351    36,350,962
  Net Change in Unrealized
   Appreciation/Depreciation.......................   (83,034,388)  105,011,498
                                                     ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations.................................   (39,760,973)  145,326,224
                                                     ------------  ------------
 DISTRIBUTIONS:
  Net Investment Income............................    (5,272,821)   (3,327,143)
  Net Realized Gain................................   (36,417,577)  (17,875,094)
                                                     ------------  ------------
  Total Distributions..............................   (41,690,398)  (21,202,237)
                                                     ------------  ------------
 CAPITAL SHARE TRANSACTIONS: (1)
  Issued...........................................   211,858,343   142,441,708
  In Lieu of Cash Distributions....................    38,682,531    19,676,534
  Redeemed.........................................   (68,876,615)  (88,847,197)
                                                     ------------  ------------
  Net Increase from Capital Share Transactions.....   181,664,259    73,271,045
                                                     ------------  ------------
  Total Increase...................................   100,212,888   197,395,032
 NET ASSETS:
  Beginning of Period..............................   518,377,323   320,982,291
                                                     ------------  ------------
  End of Period (including undistributed net
   investment income of $1,001,434 and $808,028,
   respectively)...................................  $618,590,211  $518,377,323
                                                     ============  ============
 (1) Shares Issued and Redeemed:
     Shares Issued.................................     7,867,234     6,082,066
     In Lieu of Cash Distributions.................     1,502,609       939,045
     Shares Redeemed...............................    (2,599,431)   (3,882,603)
                                                     ------------  ------------
                                                        6,770,412     3,138,508
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        YEARS ENDED OCTOBER 31,
                              -------------------------------------------------
                                1998       1997      1996      1995      1994
                              --------   --------  --------  --------  --------
NET ASSET VALUE, BEGINNING
 OF PERIOD..................  $  27.82   $  20.71  $  19.04  $  17.05  $  18.75
                              --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net Investment Income......      0.28       0.23      0.24      0.16      0.09
 Net Realized and Unrealized
  Gain (Loss)...............     (1.58)      8.27      2.59      2.70      0.64
                              --------   --------  --------  --------  --------
 Total from Investment
  Operations................     (1.30)      8.50      2.83      2.86      0.73
                              --------   --------  --------  --------  --------
DISTRIBUTIONS
 Net Investment Income......     (0.24)     (0.20)    (0.24)    (0.14)    (0.09)
 Net Realized Gain..........     (1.93)     (1.19)    (0.92)    (0.73)    (2.34)
                              --------   --------  --------  --------  --------
 Total Distributions........     (2.17)     (1.39)    (1.16)    (0.87)    (2.43)
                              --------   --------  --------  --------  --------
NET ASSET VALUE, END OF
 PERIOD.....................  $  24.35   $  27.82  $  20.71  $  19.04  $  17.05
                              ========   ========  ========  ========  ========
TOTAL RETURN................     (5.04)%    43.28%    15.62%    17.73%     4.59%
                              ========   ========  ========  ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
 (Thousands)................  $618,590   $518,377  $320,982  $250,798  $115,761
Ratio of Expenses to Average
 Net Assets.................      0.89%      0.89%     0.88%     0.87%     0.93%
Ratio of Net Investment
 Income to Average Net
 Assets.....................      1.12%      0.97%     1.20%     1.02%     0.58%
Portfolio Turnover Rate.....        22%        23%       23%       20%       21%
Ratio of Expenses to Average
 Net Assets Including
 Expense Offsets............      0.89%      0.88%     0.88%     0.86%      N/A

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS

  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The ICM Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At October 31, 1998, the UAM Funds were comprised of forty-six active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal, by investing primarily in the common stocks of smaller companies in terms of revenues, assets, and market capitalization.

  A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. SECURITY VALUATION: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.
    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue
  Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
    3. REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------

  proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.
    4. DISTRIBUTIONS TO SHAREHOLDERS: The Portfolio will normally distribute substantially all of its net investment income quarterly . Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.
    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments relating to distributions from return of capital dividends.
    Permanent book and tax basis differences resulted in reclassifications of $1,189,837 to decrease undistributed net investment income, with increases to accumulated net realized gain and paid in capital of $107,235 and $1,082,602, respectively.
    Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.
    5. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. ADVISORY SERVICES: Under the terms of an investment advisory agreement, Investment Counselors of Maryland, Inc. (the "Adviser"), a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets for the month.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


  C. ADMINISTRATIVE SERVICES: UAM Funds Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into a Mutual Funds Service Agreement (the "Mutual Funds Service Agreement") with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, but not limited to, administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services.

  Pursuant to the Agreement, the Portfolio pays the Administrator a two part monthly fee:
  --a Portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio which is retained by the Administrator.
  --a sub-administration fee (the "Sub-Administration Fee") which the Administrator in turn pays to CGFSC on a monthly basis, calculated as 0.19% of the first $200 million of the combined aggregate net assets of the UAM Funds; plus 0.11% of the next $800 million of the combined aggregate net assets of the UAM Funds; plus 0.07% of the next $2 billion of the combined aggregate net assets of the UAM Funds; plus 0.05% of the combined aggregate net assets of the UAM Funds in excess of $3 billion. The Sub-Administration Fee is allocated among the portfolios of the UAM Funds on the basis of their relative net assets and is subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month, upon inception of a portfolio, to $70,000 annually after two years. For portfolios with more than one class of shares, the minimum annual fee increases to $90,000 over the same period.

  Effective October 23, 1998, the Mutual Funds Service Agreement with CGFSC was revised to exclude dividend disbursing, shareholder servicing and transfer agent services. Pursuant to the revised Mutual Funds Service Agreement, the Sub-Administration Fee paid by the Portfolio to the Administrator and in turn paid to CGFSC is calculated as a base fee per Portfolio of $52,500 annually plus $7,500 annually for each additional class of shares; plus 0.039% of the net assets of the Portfolio. Certain portfolios which commenced operations after October 1, 1997 have a base fee of $39,500 for a period of twelve months, which increases to $52,500 annually once the twelve months have expired.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


  For the year ended October 31, 1998, UAM Funds Services, Inc. earned $801,694 from the Portfolio as Administrator of which $544,957 was paid to CGFSC for its services as Sub-Administrator.

  Also, effective October 23, 1998, dividend disbursing and transfer agent services were sub-contracted to DST Systems, Inc. and shareholder servicing has been sub-contracted to UAM Shareholder Service Center, Inc., an affiliate of UAM. The portfolios pay dividend disbursing, transfer agent and shareholder servicing fees to the Administrator who in turn pays them to DST Systems, Inc. and UAM Shareholder Services Center, Inc., as appropriate. For the year ended October 31, 1998, the Portfolio incurred $268 in shareholder servicing fees with UAM Shareholder Service Center, Inc. This fee is based on the number of classes of shares and shareholder accounts.

  D. CUSTODIAN: The Chase Manhattan Bank is custodian for the Portfolio's assets and the assets are held in accordance with the custodian agreement.

  E. DISTRIBUTION SERVICES: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. ACCOUNT SERVICES: The UAM Funds have entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant record keeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which they provide services.

  G. DIRECTORS' FEES: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. PURCHASES AND SALES: For the year ended October 31, 1998, the Portfolio made purchases of $216,104,557 and sales of $111,063,850 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

UAM FUNDS                                           ICM SMALL COMPANY PORTFOLIO
-------------------------------------------------------------------------------


  I. LINE OF CREDIT: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of Capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 1998, the Portfolio had no borrowings under the agreement.

  J. SUBSEQUENT EVENTS: UAM Retirement Plan Services, Inc. will no longer provide services pursuant to the Account Services Agreement, effective at the close of business December 31, 1998.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ICM Small Company Portfolio (the "Portfolio"), a Portfolio of UAM Funds, Inc., at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 11, 1998

-------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION: (UNAUDITED)
The ICM Small Company Portfolio hereby designates $16,816,323 as a long-term capital gain dividend at the 28% tax bracket and $14,444,321 at the 20% tax bracket for the purpose of the dividend paid deduction on the Portfolio's income tax return.

In 1998, 53.9% of the distributions taxable as ordinary income, as reported on Form 1099-DIV, qualifies for the dividends received deduction for corporations.

UAM FUNDS                                            ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President

John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary

Nancy J. Dunn                           Gary L. French
Director                                Treasurer

Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer

William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer

Peter M. Whitman, Jr.                   Michelle Azrialy
Director                                Assistant Secretary
--------------------------------------------------------------------------------
UAM FUNDS
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)

INVESTMENT ADVISER
Investment Counselors of Maryland, Inc.
803 Cathedral Street
Baltimore, MD 21201

DISTRIBUTOR
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                        ----------------------------------------
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
                                        ----------------------------------------